Loss per share (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to DryShips Inc.	$ (65,658)	$ (88,324)
Less:Series A Convertible Preferred stock dividends	0	(3,930)
Basic and diluted LPS
Income/(loss) available to common stockholders	$ (65,658)	$ (92,254)
Weighted average number of outstanding shares	380,152,244	344,259,487
Amount per share	$ (0.17)	$ (0.27)